Fair Value Measurements (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Marketable securities	$ 0		$ 150,793
Fair Value, Inputs, Level 1 [Member]
Marketable securities	0		150,793
Fair Value, Inputs, Level 2 [Member]
Marketable securities	0		0
Fair Value, Inputs, Level 3 [Member]
Marketable securities	7,877		0
Equity Securities [Member]
Marketable securities			85,900
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities			85,900
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities			0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities			0
Mutual Fund [Member]
Marketable securities			64,893
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities			64,893
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities			0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities			0
Interest Rate Swap [Member]
Marketable securities	7,877	[1]
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Marketable securities	0	[1]
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Marketable securities	0	[1]
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Marketable securities	$ 7,877	[1]

[1]	The interest rate swap, entered into on November 2, 2012, consists of current liabilities of $24,048 (classified as Accounts payable and accrued liabilities), and long-term assets of $16,171 (classified as Other Assets).